EMPLOYEE BENEFIT PLANS - Amounts recognized in the consolidated balance sheets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Salary and welfare payables	¥ 8		¥ 8
Retirement benefit obligation	144		179	$ 23
Liability in the balance sheet	152		187
Net amount recognized in accumulated other comprehensive loss	¥ (13)	$ (2)	¥ 27